Loans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Effective yield	4.13%	4.73%
Accrued interest	$ 8.7	$ 9.2